As filed with the Securities and Exchange Commission on September 29, 2016

Securities Act of 1933 Registration No. 2-80543

Investment Company Act of 1940 Registration No. 811-03605

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 84	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 104	☒
(Check appropriate box or boxes)

NORTHERN INSTITUTIONAL FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-637-1380

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Craig R. Carberry, Secretary The Northern Trust Company 50 South LaSalle Street, MB-09 Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 11, 2016 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Institutional Funds - Municipal Portfolio and the Northern Institutional Funds - Prime Obligations Portfolio.

Explanatory Note

This Post-Effective Amendment No. 84 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 104 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Institutional Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 11, 2016, the effectiveness of the Registration Statement with respect to the Northern Institutional Funds - Municipal Portfolio and the Northern Institutional Funds - Prime Obligations Portfolio (the “Portfolios”), initially filed in Post-Effective Amendment No. 82 on July 26, 2016, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, which would have become effective on September 30, 2016. The Registration Statement with respect to the Portfolios was also included in Post-Effective Amendment No. 83 to the Registrant’s Registration Statement, which was subsequently filed on September 29, 2016, and delayed effectiveness of the Registration Statement until October 1, 2016 (“Post-Effective Amendment No. 83”).

This Post-Effective Amendment No. 84 incorporates by reference the information for the Portfolios contained in Parts A, B and C of Post-Effective Amendment No. 83.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 84 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 84 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 29th day of September, 2016.

NORTHERN INSTITUTIONAL FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 84 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund Lloyd A. Wennlund	President (Principal Executive Officer)	September 29, 2016

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer) and Senior Vice President	September 29, 2016

/s/ William L. Bax William L. Bax	Trustee	September 29, 2016

/s/ Mark G. Doll Mark G. Doll	Trustee	September 29, 2016

/s/ Sandra Polk Guthman Sandra Polk Guthman	Trustee	September 29, 2016

/s/ Thomas A. Kloet Thomas A. Kloet	Trustee	September 29, 2016

/s/ Cynthia R. Plouché Cynthia R. Plouché	Trustee	September 29, 2016

/s/ Stephen N. Potter Stephen N. Potter	Trustee	September 29, 2016

/s/ Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	September 29, 2016

/s/ Casey J. Sylla Casey J. Sylla	Trustee	September 29, 2016